ACQUISITIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
ACQUISITIONS
ACQUISITIONS

NOTE 2 – ACQUISITIONS

Asberry 22 Holdings, Inc. Agreement and Plan of Merger

An Agreement and Plan of Merger ("Agreement") was made and entered into as of March 24, 2023 by and among TPT SpeedConnect LLC, a Colorado Limited Liability Company (wholly-owned subsidiary of TPT Global Tech, Inc.) ("SPC"), and Asberry 22 Holdings, Inc., a Delaware Corporation ("ASHI"), and SPC Acquisition, Inc., a wholly-owned subsidiary of ASHI, domiciled in Colorado ("Acquisition Sub") primarily for the opportunities of capital raising. SPC then converted to a Corporate entity and Acquisition Submerged with and into SPC (the "Merger"). The separate corporate existence of Acquisition Sub ceased and SPC continues as the surviving corporation in the Merger and as wholly-owned subsidiary of ASHI. All of the properties, rights and privileges, and power of SPC, vest in the Subsidiary, and all debts, liabilities and duties of SPC are the debts, liabilities and duties of the Subsidiary. The shares of common stock of Acquisition Sub issued and outstanding immediately prior to the Effective Time is converted into and exchange for 1,000 validly issued, fully paid and non-assessable shares of the Subsidiary's common stock.

TPT Global Tech, Inc. was issued a total of 4,658,318 common shares of ASHI (the "ASHI Common Stock"), as a result of the merger, constituting 86% of the then issued and outstanding common stock. TPT Global Tech, Inc. also has purchased all of the 500,000 Series A Super Majority Voting Preferred Shares of ASHI for a convertible note payable of $500,000 due in 180 days which bears interest at 6.0% per annum and is convertible to shares of the Company’s common stock at 85% of the volume weighted average price for the preceding 5 market trading days.

ASHI shall file a Form S-1 Registration Statement with the Securities Exchange Commission within 120 days after closing, to register for resale: a) the common shares of ASHI, issued at closing, b) conversion shares for the Series A Supermajority Preferred Stock and c) those outstanding shares of the shareholders of ASHI existing as of the day prior to closing, and shall pursue such S-1 filing diligently to effectiveness.

The Officers of ASHI shall resign effective upon the appointment of the new Officers, as designated by SPC. The Current Directors of ASHI shall remain as directors until the Series A Preferred Stock (500,000 shares) of ASHI shall have been redeemed or converted. SPC shall have designated two new directors for appointment effective at closing, and may then appoint new Officers, and the current officers shall resign at closing.

The Company evaluated this acquisition in accordance with ASC 805-10-55-4 to discern whether the assets and operations of the assets purchased met the definition of a business. The company concluded that there were not processes and sufficient inputs into outputs.  Accordingly, the Company accounted for this transaction as an asset acquisition and allocated the purchase price as follows:

Consideration given at fair value:
Accounts payable	$68,025
$68,025

Assets acquired at fair value:
Prepaid expenses	$4,250
Additional paid in capital	63,775
$68,025

There was nothing accounted for in the Statement of Operations for 2024 or 2023.  On a proforma basis any adjustments would not be significant.

TPT Strategic Merger with Information Security and Training LLC and Subsequent Settlement Agreement

Dated as of June 29, 2022, for synergies and the opportunity at other revenue streams, TPT Strategic entered into a definitive agreement for the acquisition of the assets and Information Security and Training LLC (“IST LLC” or “IST”) (www.istincs.com)  a  Construction and Information Technology Services company based in Huntsville Alabama with branch offices in Nashville TN, Birmingham Al, Jackson MS, Fort Campbell KY, New Orleans LA, and Joint Base Lewis-McChord.  The TPT Strategic and IST, LLC agreement, which closed October 20, 2022, for the acquisition is a stock transaction where the founder and sole interest holder, Everett Lanier received 500,000 Preferred Series B shares of TPT Strategic that will convert to a 10% ownership of TPT Strategic under certain conditions. The acquisition includes the assumption of all assets and certain liabilities.  Everett Lanier was to remain as the President and become a Board Member of TPT Strategic.

Originally, the Company evaluated this acquisition in accordance with ASC 805-10-55-4 to discern whether the assets and operations of the assets purchased met the definition of a business. The company concluded that there are processes and sufficient inputs into outputs.  Accordingly, the Company accounted for this transaction as a business combination and allocated the purchase price as follows:

Consideration given at fair value:
Note payable, net of discount	$374,018
Credit cards assumed	48,452
Preferred shares of TPT Strategic	3,206
$425,676

Assets acquired at fair value:
Working capital	$143,122
Property and equipment	2,170
Note receivable – related party	271,179
Other assets	9,205
$425,676

On September 11, 2023, Everett Lanier and the Company agreed to a Settlement Agreement and Mutual Release (“Settlement Agreement”).  See Note 11.

ACQUISITIONS

Geokall UK Ltd. Acquisition and Purchase Agreement

On October 31, 2023, as amended on April 9, 2024 and September 9, 2024, the Company entered into an Acquisition and Purchase Agreement with Geokall UK Ltd. (“Geokall”), a UK Limited Company, and its owners (“Sellers”) (altogether, the “Parties”) for all of the assets, liabilities, intellectual property, and technology of Geokall in exchange for 200,000 shares of TPT restricted Series G Convertible Preferred Stock with a stated price of $5.00 USD per share with the Designation of Rights and Privileges described in Note 7 to these consolidated financial statements.  In addition, TPT agrees that upon a successful fund-raising event, TPT will provide Geokall with working capital in the amount up to $500,000.   This acquisition was closed subsequent to June 30, 2024, effective September 9, 2024, which conditions of closing and the closing were agreed to by all parties.

Urban Icon Holdings Inc. - Proposed

On June 19, 2024, the Company and its subsidiary TPT Strategic, Inc. entered into an Acquisition and Purchase Agreement with Urban Icon Holdings LLC. (“UI”), a Wyoming Limited Company, and its interest holder (“Seller”) (altogether, the “Parties”) for the acquisition of a minority interest in UI, including all the assets, business, work in progress, bids, contracts, equipment, inventory, real estate, intellectual property, and technology of Seller.  The Company shall issue to the seller 1,200,000 shares of Series G Preferred shares (“Purchased Shares”) of TPTG for 30% of UI, including all assets, licenses, business, work in progress, contracts, equipment inventory, bids and real estate, intellectual property, and technology. This issuance will be in conjunction with additional capitalization intended to be raised for TPTS.  The Company will retain 9% of the Super Majority Series A Preferred shares of TPT Strategic, Inc. and the Seller will receive 51% of the Super Majority Series A Preferred of TPTS.   TPT Strategic will issue 100,000,000 common shares of TPT Strategic and the Company will receive 30,000,000 of the common shares and the Seller will receive 70,000,000 of the common shares of TPT Strategic, Inc.  All of these shares will be registered with the Security and Exchange to be tradeable shares in the market as soon as is practical.  The Company and TPT Strategic, Inc. agreed to change the name of TPT Strategic Inc. to Urban Icon Holdings Inc. and change the trading symbol to “NURB”, Seller will have right of first refusal to purchase from the Company its position at fair market price or at a negotiated price.  The closing for this transaction.has still not occurred for which the parties are negotiating.

NOTE 2 – ACQUISITIONS

Agreement and Plan of Merger

An Agreement and Plan of Merger ("Agreement") was made and entered into as of March 24, 2023 by and among TPT SpeedConnect LLC, a Colorado Limited Liability Company (wholly-owned subsidiary of TPT Global Tech, Inc.) ("SPC"), and Asberry 22 Holdings, Inc., a Delaware Corporation ("ASHI"), and SPC Acquisition, Inc., a wholly-owned subsidiary of ASHI, domiciled in Colorado ("Acquisition Sub") primarily for the opportunities of capital raising. SPC then converted to a Corporate entity and Acquisition Submerged with and into SPC (the "Merger"). The separate corporate existence of Acquisition Sub ceased and SPC continues as the surviving corporation in the Merger and as wholly-owned subsidiary of ASHI. All of the properties, rights and privileges, and power of SPC, vest in the Subsidiary, and all debts, liabilities and duties of SPC are the debts, liabilities and duties of the Subsidiary. The shares of common stock of Acquisition Sub issued and outstanding immediately prior to the Effective Time is converted into and exchange for 1,000 validly issued, fully paid and non-assessable shares of the Subsidiary's common stock.

TPT Global Tech, Inc. was issued a total of 4,658,318 common shares of ASHI (the "ASHI Common Stock"), as a result of the merger, constituting 86% of the then issued and outstanding common stock. TPT Global Tech, Inc. also has purchased all of the 500,000 Series A Super Majority Voting Preferred Shares of ASHI for a convertible note payable of $500,000 due in 180 days which bears interest at 6.0% per annum and is convertible to shares of the Company’s common stock at 85% of the volume weighted average price for the preceding 5 market trading days.

ASHI shall file a Form S-1 Registration Statement with the Securities Exchange Commission within 120 days after closing, to register for resale: a) the common shares of ASHI, issued at closing, b) conversion shares for the Series A Supermajority Preferred Stock and c) those outstanding shares of the shareholders of ASHI existing as of the day prior to closing, and shall pursue such S-1 filing diligently to effectiveness.

The Officers of ASHI shall resign effective upon the appointment of the new Officers, as designated by SPC. The Current Directors of ASHI shall remain as directors until the Series A Preferred Stock (500,000 shares) of ASHI shall have been redeemed or converted. SPC shall have designated two new directors for appointment effective at closing, and may then appoint new Officers, and the current officers shall resign at closing.

The Company evaluated this acquisition in accordance with ASC 805-10-55-4 to discern whether the assets and operations of the assets purchased met the definition of a business. The company concluded that there were not processes and sufficient inputs into outputs.  Accordingly, the Company accounted for this transaction as an asset acquisition and allocated the purchase price as follows:

Consideration given at fair value:
Accounts payable	$68,025
$68,025

Assets acquired at fair value:
Prepaid expenses	$4,250
Additional paid in capital	63,775
$68,025

There was nothing accounted for in the Statement of Operations for the nine months ended December 31, 2023.  On a proforma basis any adjustments would not be significant.

TPT Strategic Merger with Information Security and Training LLC and Subsequent Settlement Agreement

Dated as of June 29, 2022, for synergies and the opportunity at other revenue streams, TPT Strategic entered into a definitive agreement for the acquisition of the assets and  Information Security and Training LLC (“IST LLC” or “IST”) (www.istincs.com)  a  Construction and Information Technology Services company based in Huntsville Alabama with branch offices in Nashville TN, Birmingham Al, Jackson MS, Fort Campbell KY, New Orleans LA, and Joint Base Lewis-McChord.  The TPT Strategic and IST, LLC agreement, which closed October 20, 2022, for the acquisition is a stock transaction where the founder and sole interest holder, Everett Lanier received 500,000 Preferred Series B shares of TPT Strategic that will convert to a 10% ownership of TPT Strategic under certain conditions. The acquisition includes the assumption of all assets and certain liabilities.  Everett Lanier was to remain as the President and become a Board Member of TPT Strategic.

Originally, the Company evaluated this acquisition in accordance with ASC 805-10-55-4 to discern whether the assets and operations of the assets purchased met the definition of a business. The company concluded that there are processes and sufficient inputs into outputs.  Accordingly, the Company accounted for this transaction as a business combination and allocated the purchase price as follows:

Consideration given at fair value:
Note payable, net of discount	$374,018
Credit cards assumed	48,452
Preferred shares of TPT Strategic	3,206
$425,676

Assets acquired at fair value:
Working capital	$143,122
Property and equipment	2,170
Note receivable – related party	271,179
Other assets	9,205
$425,676

On September 11, 2023, Everett Lanier and the Company agreed to a Settlement Agreement and Mutual Release (“Settlement Agreement”).  See Note 11.

Proposed Acquisitions and Terminated Proposed Acquisitions

Geokall UK Ltd. Acquisition and Purchase Agreement

On October 31, 2023, as amended on April 9, 2024, the Company entered into an Acquisition and Purchase Agreement with Geokall UK Ltd. (“Geokall”), a UK Limited Company, and its owners (“Sellers”) (altogether, the “Parties”) for all of the assets, liabilities, intellectual property, and technology of Geokall in exchange for 200,000 shares of TPT restricted Series F Convertible Preferred Stock with a stated price of $5.00 USD per share with the Designation of Rights and Privileges similar to TPT’s Series E Preferred Shares, but which Series F Preferred Shares designation has not yet been submitted or approved by the Secretary of State of Florida, and can not be assured. In addition, TPT agrees that upon a successful fund-raising event, TPT will provide Geokall with working capital in the amount up to $500,000. An audit based on SEC Standards of Geokall UK Ltd financial statements, including footnotes, must be obtained and the Parties agree that the purchase price may be subject to change based on the results of the audit.  The closing may occur prior to the audit being completed if Parties agree.

Other Terminated Proposed Acquisitions

The company had pending agreements to acquire, and had disclosed in prior filings, Broadband Infrastructure Inc. and Tekmovil Holdings LLC.  Both of these intended acquisitions have terminated by mutual agreement, or have gone beyond their allowed closing date in accordance with the acquisitions in place.